Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Reconcilaition of the Financial Statements for the Affected Period (Detail) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Jul. 30, 2019	May 10, 2019
Prior Period Adjustments for Statement Of Balance Sheet [Abstract]
Public warrants derivative liability							$ 6,282,349	$ 6,282,349	$ 6,282,349		$ 161,456,462
Private warrants derivative liability							3,312,941	3,312,941	3,312,941		158,469,002
Total liabilities							21,287,370	21,287,370	21,287,370		336,777,912
Class A common stock subject to possible redemption							290,884,520	290,884,520	290,884,520		0
Additional paid-in-capital							5,497,988	5,497,988	5,497,988		296,379,599
Retained earnings (Accumulated deficit)							(498,999)	(498,999)	(498,999)		(315,819,928)
Total stockholders' equity (deficit)							5,000,006	5,000,006	5,000,006		(19,436,403)
Prior Period Adjustments for Statement Of Operations [Abstract]
Change in fair value of warrant liabilities								959,526			310,330,174
Income (loss) before income tax expense								(19,935)			(315,119,326)
Net loss								(498,999)			(315,320,929)
Prior Period Adjustments for Statement Of Cash Flows [Abstract]
Net income (loss)								(498,999)	(498,999)		(315,320,929)
Change in fair value of warrant liabilities								(959,526)			(310,330,174)
As Previously Reported [Member]
Prior Period Adjustments for Statement Of Balance Sheet [Abstract]
Total liabilities	$ 12,158,095	$ 11,905,001	$ 11,877,840	$ 11,406,919	$ 11,406,919	$ 11,905,001	11,692,080	11,692,080	11,692,080	$ 12,158,095	16,852,448	$ 11,443,548
Class A common stock subject to possible redemption	300,029,150	300,822,070	300,946,240	299,838,630	299,838,630	300,822,070	300,479,810	300,479,810	300,479,810	300,029,150	295,489,060	285,849,880
Class A common stock	141	133	132	143	143	133	136	136	136	141	186	142
Additional paid-in-capital	4,670,168	3,877,256	3,753,087	4,860,686	4,860,686	3,877,256	4,219,513	4,219,513	4,219,513	4,670,168	9,210,213	5,175,033
Retained earnings (Accumulated deficit)	328,914	1,121,829	1,246,003	138,392	138,392	1,121,829	779,572	779,572	779,572	328,914	(4,211,183)	(176,030)
Total stockholders' equity (deficit)	5,000,008	5,000,003	5,000,007	5,000,006	5,000,006	5,000,003	5,000,006	5,000,006	5,000,006	5,000,008	5,000,001	5,000,008
Prior Period Adjustments for Statement Of Operations [Abstract]
Income (loss) before income tax expense	(787,652)	(96,889)	676,141	388,196	331,977	579,252	1,258,636			(208,400)	(4,789,152)
Net loss	$ (792,915)	$ (124,174)	$ 466,431	$ 194,611	$ 138,392	$ 342,257	$ 779,572			$ (450,658)	$ (4,990,755)
Basic and diluted net loss per Class B common stock	$ (0.10)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.08)	$ (0.06)	$ (0.12)			$ (0.15)	$ (0.73)
Prior Period Adjustments for Statement Of Cash Flows [Abstract]
Net income (loss)			$ 466,431		$ 138,392	$ 342,257	$ 779,572			$ (450,658)	$ (4,990,755)
Restatement Adjustment [Member]
Prior Period Adjustments for Statement Of Balance Sheet [Abstract]
Public warrants derivative liability	$ 49,107,054	$ 8,270,721	6,524,218	$ 9,947,060	9,947,060	8,270,721	6,282,349	6,282,349	6,282,349	49,107,054	161,456,462	5,400,000
Private warrants derivative liability	32,522,036	4,362,039	3,423,372	4,858,980	4,858,980	4,362,039	3,312,941	3,312,941	3,312,941	32,522,036	158,469,002	2,880,000
Total liabilities	81,629,090	12,632,760	9,947,590	14,806,040	14,806,040	12,632,760	9,595,290	9,595,290	9,595,290	81,629,090	319,925,464	8,280,000
Class A common stock subject to possible redemption	(81,629,090)	(12,632,760)	(9,947,590)	(14,806,040)	(14,806,040)	(12,632,760)	(9,595,290)	(9,595,290)	(9,595,290)	(81,629,090)	(295,489,060)	(8,280,000)
Class A common stock	816	126	99	148	148	126	96	96	96	816	2,955	83
Additional paid-in-capital	73,311,555	4,315,915	1,630,772	6,489,173	6,489,173	4,315,915	1,278,475	1,278,475	1,278,475	73,311,555	287,169,386	305,917
Retained earnings (Accumulated deficit)	(73,312,371)	(4,316,041)	(1,630,871)	(6,489,321)	(6,489,321)	(4,316,041)	(1,278,571)	(1,278,571)	(1,278,571)	(73,312,371)	(311,608,745)	(306,000)
Total stockholders' equity (deficit)											(24,436,404)
Prior Period Adjustments for Statement Of Operations [Abstract]
Change in fair value of warrant liabilities	(68,996,330)	(2,685,170)	(352,300)	(6,170,276)	(6,170,276)	(3,037,470)	(959,526)			(72,033,800)	(310,330,174)
Allocated expense for warrant issuance cost				(319,045)	(319,045)		(319,045)
Income (loss) before income tax expense	(68,996,330)	(2,685,170)	(352,300)	(6,489,321)	(6,489,321)	(3,037,470)	(1,278,571)			(72,033,800)	(310,330,174)
Net loss	$ (68,996,330)	$ (2,685,170)	$ (352,300)	$ (6,489,321)	$ (6,489,321)	$ (3,037,470)	$ (1,278,571)			$ (72,033,800)	$ (310,330,174)
Basic and diluted net loss per Class B common stock	$ (8.79)	$ (0.34)	$ (0.04)	$ (0.83)	$ (0.83)	$ (0.39)	$ (0.16)			$ (9.17)	$ (39.52)
Prior Period Adjustments for Statement Of Cash Flows [Abstract]
Net income (loss)			$ (352,300)		$ (6,489,321)	$ (3,037,470)	$ (1,278,571)			$ (72,033,800)	$ (310,330,174)
Issuance costs related to warrant liabilities					319,045		319,045
Change in fair value of warrant liabilities	$ 68,996,330	$ 2,685,170	352,300	$ 6,170,276	6,170,276	3,037,470	959,526			72,033,800	310,330,174
As Restated [Member]
Prior Period Adjustments for Statement Of Balance Sheet [Abstract]
Public warrants derivative liability	49,107,054	8,270,721	6,524,218	9,947,060	9,947,060	8,270,721	6,282,349	6,282,349	6,282,349	49,107,054	161,456,462	5,400,000
Private warrants derivative liability	32,522,036	4,362,039	3,423,372	4,858,980	4,858,980	4,362,039	3,312,941	3,312,941	3,312,941	32,522,036	158,469,002	2,880,000
Total liabilities	93,787,185	24,537,761	21,825,430	26,212,959	26,212,959	24,537,761	21,287,370	21,287,370	21,287,370	93,787,185	336,777,912	19,723,548
Class A common stock subject to possible redemption	218,400,060	288,189,310	290,998,650	285,032,590	285,032,590	288,189,310	290,884,520	290,884,520	290,884,520	218,400,060	0	277,569,880
Class A common stock	957	259	231	291	291	259	232	232	232	957	3,141	225
Additional paid-in-capital	77,981,723	8,193,171	5,383,859	11,349,859	11,349,859	8,193,171	5,497,988	5,497,988	5,497,988	77,981,723	296,379,599	5,480,950
Retained earnings (Accumulated deficit)	(72,983,457)	(3,194,212)	(384,868)	(6,350,929)	(6,350,929)	(3,194,212)	(498,999)	(498,999)	(498,999)	(72,983,457)	(315,819,928)	(482,030)
Total stockholders' equity (deficit)	5,000,008	5,000,003	5,000,007	5,000,006	5,000,006	5,000,003	5,000,006	$ 5,000,006	$ 5,000,006	5,000,008	(19,436,403)	$ 5,000,008
Prior Period Adjustments for Statement Of Operations [Abstract]
Change in fair value of warrant liabilities	(68,996,330)	(2,685,170)	(352,300)	(6,170,276)	(6,170,276)	(3,037,470)	(959,526)			(72,033,800)	(310,330,174)
Allocated expense for warrant issuance cost				(319,045)	(319,045)		(319,045)
Income (loss) before income tax expense	(69,783,982)	(2,782,059)	323,841	(6,101,125)	(6,157,344)	(2,458,218)	(19,935)			(72,242,200)	(315,119,326)
Net loss	$ (69,789,245)	$ (2,809,344)	$ 114,131	$ (6,294,710)	$ (6,350,929)	$ (2,695,213)	$ (498,999)			$ (72,484,458)	$ (315,320,929)
Basic and diluted net loss per Class B common stock	$ (8.89)	$ (0.36)	$ (0.07)	$ (0.90)	$ (0.91)	$ (0.45)	$ (0.28)			$ (9.32)	$ (40.25)
Prior Period Adjustments for Statement Of Cash Flows [Abstract]
Net income (loss)			$ 114,131		$ (6,350,929)	$ (2,695,213)	$ (498,999)			$ (72,484,458)	$ (315,320,929)
Issuance costs related to warrant liabilities					319,045		319,045
Change in fair value of warrant liabilities	$ 68,996,330	$ 2,685,170	$ 352,300	$ 6,170,276	$ 6,170,276	$ 3,037,470	$ 959,526			$ 72,033,800	$ 310,330,174